Segment reporting (Tables)	12 Months Ended
Sep. 30, 2021
Segment reporting
Schedule of revenue by major product categories

	For the years ended September 30,
	2021	2020	2019
Shiitake	$20,494,362	$15,098,877	$15,959,742
Mu Er	16,524,723	12,082,365	11,398,566
Other edible fungi and other agricultural products	2,270,866	1,182,721	1,284,985
Total	$39,289,951	$28,363,963	$28,643,293